EQUITY - Narrative (Details)	May 25, 2023 € / shares	May 26, 2022 € / shares	Jun. 30, 2023 shares vote	Jul. 01, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			458,846,191	456,789,240
Number of shares issued and fully paid (in shares)			458,846,191	456,789,240
Dividend rate (in euros per share) | € / shares	€ 0.67	€ 0.56
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share in issue | vote			1
Number of shares issued (in shares)			1,739,738